Inventories (Tables)	6 Months Ended
Jun. 30, 2011
Inventories.
Inventories

	June 30, 2011	December 31, 2010
	(Unaudited)
Products
Nickel (co-products and by-products)	2,151	1,310
Iron ore and pellets	1,144	825
Manganese and ferroalloys	203	203
Fertilizer	263	171
Copper concentrate	63	28
Coal	57	74
Others	130	143
Spare parts and maintenance supplies	1,262	1,544
	5,273	4,298